PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 990,475
Depreciation	117,945	$ 125,797
Balance, end of period	994,980	990,475
Carrying amount	994,980	990,475
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	70,957
Balance, end of period	120,478	70,957
Carrying amount	120,478	70,957
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	369,064
Balance, end of period	353,013	369,064
Carrying amount	353,013	369,064
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	444,927
Balance, end of period	435,359	444,927
Carrying amount	435,359	444,927
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	47,897
Balance, end of period	48,460	47,897
Carrying amount	48,460	47,897
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	57,630
Balance, end of period	37,670	57,630
Carrying amount	37,670	57,630
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,924,018	1,875,404
Additions	142,933	110,732
Transfers	0	0
Disposals	(28,758)	(62,118)
Balance, end of period	2,038,193	1,924,018
Carrying amount	2,038,193	1,924,018
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	70,957	70,003
Additions	49,791	1,051
Transfers	0	0
Disposals	(270)	(97)
Balance, end of period	120,478	70,957
Carrying amount	120,478	70,957
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	550,885	512,398
Additions	10,585	9,650
Transfers	5,169	33,932
Disposals	(7,792)	(5,095)
Balance, end of period	558,847	550,885
Carrying amount	558,847	550,885
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,085,345	1,039,974
Additions	37,461	49,560
Transfers	43,564	31,735
Disposals	(16,533)	(35,924)
Balance, end of period	1,149,837	1,085,345
Carrying amount	1,149,837	1,085,345
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	159,201	175,640
Additions	7,663	3,065
Transfers	8,660	1,498
Disposals	(4,163)	(21,002)
Balance, end of period	171,361	159,201
Carrying amount	171,361	159,201
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	57,630	77,389
Additions	37,433	47,406
Transfers	(57,393)	(67,165)
Disposals	0	0
Balance, end of period	37,670	57,630
Carrying amount	37,670	57,630
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(933,543)	(839,586)
Disposals	17,832	31,840
Write-downs and impairments	9,557
Depreciation	117,945	125,797
Balance, end of period	(1,043,213)	(933,543)
Carrying amount	(1,043,213)	(933,543)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Disposals	0	0
Write-downs and impairments	0
Depreciation	0	0
Balance, end of period	0	0
Carrying amount	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(181,821)	(157,040)
Disposals	2,899	0
Write-downs and impairments	1,875
Depreciation	25,037	24,781
Balance, end of period	(205,834)	(181,821)
Carrying amount	(205,834)	(181,821)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(640,418)	(571,847)
Disposals	11,932	22,510
Write-downs and impairments	6,657
Depreciation	79,335	91,081
Balance, end of period	(714,478)	(640,418)
Carrying amount	(714,478)	(640,418)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(111,304)	(110,699)
Disposals	3,001	9,330
Write-downs and impairments	1,025
Depreciation	13,573	9,935
Balance, end of period	(122,901)	(111,304)
Carrying amount	(122,901)	(111,304)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Disposals	0	0
Write-downs and impairments	0
Depreciation	0	0
Balance, end of period	0	0
Carrying amount	$ 0	$ 0